Equity - Summary of issuances and conversations of shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Beginning balance	560,518,755	559,548,724
Transfer of classes	(31,267,095)	0
Follow on offering		970,031
Issuance of shares	20,241,514
Ending balance	549,493,174	560,518,755
Class A Common Share
Disclosure of classes of share capital [line items]
Beginning balance	447,801,661	424,153,735
Transfer of classes	(31,267,095)	22,677,895
Follow on offering		970,031
Issuance of shares	20,241,514
Ending balance	436,776,080	447,801,661
Class B Common Shares
Disclosure of classes of share capital [line items]
Beginning balance	112,717,094	135,394,989
Transfer of classes	0	(22,677,895)
Follow on offering		0
Issuance of shares	0
Ending balance	112,717,094	112,717,094